LONG-TERM DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Notes	December 31, 2023	December 31, 2022
Credit facility	(a)	$—	$455.0
5.75% senior notes	(b)	448.0	447.6
Second lien term loan	(c)	375.6	—
Equipment loans	(d)	7.2	16.1
		$830.8	$918.7
Current portion of long-term debt		$5.0	$8.7
Non-current portion of long-term debt		825.8	910.0
		$830.8	$918.7
The following are the contractual maturities related to the long-term debts, including interest payments:

		Payments due by period
December 31, 2023	Notes	Carrying amount	Contractual cash flows	1 yr	2-3 yrs	4-5 yrs	>5 yrs
Notes[1]	(b)	$450.0	$579.5	$25.9	$51.8	$501.8	$—
Term Loan[2]	(c)	$400.0	$604.2	$50.1	$91.3	$462.8	$—
Equipment loans[3]	(d)	$7.3	$7.6	$5.1	$2.5	$—	$—
1.The carrying amount excludes unamortized deferred transaction costs of $4.5 million as at December 31, 2023 and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $8.2 million as at December 31, 2023, the 3% original discount and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $0.1 million as at December 31, 2023.

		Payments due by period
December 31, 2022	Notes	Carrying amount	Contractual cash flows	1 yr	2-3 yrs	4-5 yrs	>5 yrs
Notes[1]	(b)	$450.0	$605.3	$25.9	$51.8	$51.8	$475.8
Equipment loans[2]	(d)	$16.2	$17.3	$9.1	$6.8	$1.4	$—
1.The carrying amount excludes unamortized deferred transaction costs of $5.5 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $0.1 million.